CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury Stock - Common [Member]
Purchase of shares for company benefit plans (in shares)	1,510,022	1,206,419	37,871
Release of shares from company benefit plans (in shares)	503,863	186,529	255,091
Preferred stock exchanged for shares of common stock [Member] | Preferred stock [Member]
Preferred stock conversions/exchanges (in shares)	0	236,048	1,412,009
Preferred stock exchanged for shares of common stock [Member] | Additional Paid-in Capital [Member]
Stock issued, conversion (in shares)	0	9,965,835	120,186,195
Convertible notes exchanged for shares of common stock [Member] | Additional Paid-in Capital [Member]
Stock issued, conversion (in shares)	0	0	55,427,782
Senior notes exchanged for shares of common stock [Member] | Additional Paid-in Capital [Member]
Stock issued, conversion (in shares)	0	0	53,923,925